Federated Hermes MDT Mid Cap Growth Fund Expense Example, No Redemption - Federated Hermes MDT Mid Cap Growth Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 675
Expense Example, No Redemption, 3 Years	939
Expense Example, No Redemption, 5 Years	1,224
Expense Example, No Redemption, 10 Years	2,032
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	2,123
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	$ 1,084